Digital Assets	12 Months Ended
Dec. 31, 2025
Digital Assets [Line Items]
DIGITAL ASSETS

5. DIGITAL ASSETS

Digital asset holdings were comprised of the following:

	December 31,	December 31,
	2025	2024

BTC	$2,187,600	$-
ENA	1,038,700	-
USDT	2,534,100	-
	$5,760,400	$-

For the year ended December 31, 2025, the Company purchased 13 BTC from open market and exchanged 13 BTC from ENA. For the year ended December 31, 2025, the Company exchanged 1 BTC into ENA and realized exchange loss of $400. For the year ended December 31, 2025, the Company recognized a decrease in fair value of BTC of $1,707,300. As of December 31, 2025, the Company held 25 BTC with fair value of $2,187,600.

For the year ended December 31, 2025, the Company exchanged an aggregated 8,916,805 ENA from USDT, BTC and ETH. For the year ended December 31, 2025, the Company also exchange 3,713,223 ENA into 13 BTC and realized exchange gain of $1,121,100. For the year ended December 31, 2025, the Company recognized a decrease in fair value of ENA of $3,887,900. As of December 31, 2025, the Company held 5,203,582 ENA with fair value of $1,038,700.

For the year ended December 31, 2025, the Company exchanged an aggregated 40 ETH from open market and exchanged 40 ETH into ENA. For the year ended December 31, 2025, the Company recognized an increase in fair value of $73,900. As of December 31, 2025, the Company did not hold ETH.

As of December 31, 2025, the Company held 2,534,100 USDT, respectively. The fair value of USDT was both kept at $1.00 because one USDT is pegged to one U.S. dollar.

Additional information about digital assets

As the Company did not adopt DAT reserve strategies until May 2025, the additional information about digital assets is not available for the year ended December 31, 2025. The following tables present additional information about digital assets for the year ended December 31, 2025.

The following table presents additional information about BTC for the year ended December 31, 2025:

For the year ended December 31,
2025
Opening balance	$-
Purchases of BTC	630,300
Purchases of BTC from exchange of USDT	748,200
Purchases of BTC from exchange of ENA	2,632,100
Exchange of BTC into ENA	(115,300)
Exchange loss	(400)
Changes in fair value of BTC	(1,707,300)
$2,187,600

The following table presents additional information about ENA for the year ended December 31, 2025:

For the year ended December 31,
2025
Opening balance	$-
Purchases of ENA from exchange of USDT	6,149,900
Purchases of ENA from exchange of BTC	115,300
Purchases of ENA from exchange of ETH	172,400
Exchange of ENA into BTC	(2,632,100)
Exchange gain	1,121,100
Changes in fair value of ENA	(3,887,900)
$1,038,700

The following table presents additional information about ETH for the year ended December 31, 2025:

For the year ended December 31,
2025
Opening balance	$-
Purchases of ETH	98,500
Purchases of ENA from exchange of ETH	(172,400)
Changes in fair value of ETH	73,900
$-

The following table presents additional information about USDT for the year ended December 31, 2025:

For the year ended December 31,
2025
Opening balance	$-
Purchases of USDT	719,400
Addition of USDT from private placement	8,900,000
Purchase of USDT from exchange of USDe	500,000
Exchange of USDT into BTC	(748,200)
Exchange of USDT into ENA	(6,149,900)
Exchange of USDT into USDe	(500,000)
Exchange of USDT into USDC	(100)
Payment of operating expenses	(187,100)
$2,534,100

The following table presents additional information about USDe for the year ended December 31, 2025:

For the year ended December 31,
2025
Opening balance	$-
Purchases of USDe from exchange of USDT	500,000
Exchange of USDe into USDT	(500,000)
$-